                                UAM FUNDS

                                Annual Report


       --------------------------
            Acadian Emerging
            Markets Portfolio
--------------------------------------------------------------------------------
                                October 31, 1998












                                                        UAM
--------------------------------------------------------------------------------

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   5
Portfolio of Investments....................................................   6
Statement of Assets and Liabilities.........................................  19
Statement of Operations.....................................................  20
Statement of Changes in Net Assets..........................................  21
Financial Highlights........................................................  22
Notes to Financial Statements...............................................  23
Report of Independent Accountants...........................................  29

--------------------------------------------------------------------------------

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the annual report for The Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 1997 to October 31, 1998, focusing on the portfolio's performance and some of the economic and market conditions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW
For the twelve months ended October 31, 1998, the Acadian Emerging Markets Portfolio returned (36.0)%, versus (29.2)% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS
The emerging markets as proxied by the IFC Investable Index declined substantially over the one-year period as part of a global "flight to quality". The pattern was a sharp fall in late 1997 and early 1998, followed by recovery in the first half of 1998, which in turn was followed by further declines sparked by the Russian ruble devaluation in August 1998. Latin American markets were particularly hard hit during this period, as the Russian currency crisis caused investors to speculate that Brazil might be the next to fall. While Brazil's political stability and support for the real led to a partial market recovery by year-end, the Latin regional portion of the IFC Investable Index still had an overall 12-month return of (30.3)%. Asian emerging markets were down (34.6)% for the year, with Indonesia and Malaysia faring worst due to economic and political unrest. Despite the problems in these markets, however, there was also recognition that some economies in the Asia region are making progress in implementing IMF reform measures. Thus there was quite a wide range of returns in this region. The Europe /Middle East/Africa (EMEA) region also saw a wide variance in returns, from Portugal's 46% rise to Russia's (87)% decline.

INVESTMENT STRATEGY USED DURING THE YEAR
Acadian's portfolio strategy remained consistent, systematically evaluating a broad range of emerging markets based on fundamental value characteristics and other factors, and then targeting attractively valued stocks within markets as quantified by our multi-factor stock valuation models. The portfolio had below-benchmark measures on such key value attributes as price/book, price/earnings and price/sales. Key country overweightings included Brazil, Malaysia, Egypt, Pakistan, Korea and Thailand. The portfolio was underweighted in India, Argentina, Mexico, Taiwan and Greece.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------


COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE
As noted above, the Acadian Emerging Markets Portfolio returned (36.0)% for the twelve months ending October 31, 1998, versus a return of (29.2)% for the IFC Investable Index. Country allocations added 3.6% of return, but this was offset by (10.6)% of negative return from stock selection.

The portfolio's performance during the period was enhanced by investments in:
 . THAILAND: The portfolio saw its overweighting in Thailand add approximately 0.9% of benchmark-relative return as this market outperformed the benchmark by a wide margin. The Thai market benefited from a stronger yen, falling domestic interest rates, and a strengthening of its currency.
 . GREECE: The portfolio's small overweighting in Greece earlier in the year was successful as this market continued to post returns above the index. Investors saw Greece as benefiting from European Union and the upcoming Olympics, as well as being insulated from the economic weaknesses seen in Asia and Latin America.
 . INDONESIA: The portfolio was slightly underweighted in Indonesia, which added to benchmark-relative return. Indonesia dropped sharply during the year, pushed down by political turmoil, high interest rates, fears of economic contraction, and general investor pessimism about the Asia region. Total value added was 0.9%.
 . INDIA: The portfolio benefited from its lack of holdings in India, as this market underperformed the benchmark.

The portfolio's performance during the period was diminished by investments in:
 . BRAZIL: The portfolio's Brazilian stock selection underperformed the benchmark, detracting 2.4%. The portfolio was underweighted in consumer goods and services, sectors which prospered during the year, and overweighted in finance and multi-industry firms, which fared less well.
 . CHINA: The portfolio was overweighted in China, which detracted from returns as the Chinese market underperformed the index. Stock selection also underperformed, for a total negative active return of (1.1)%.
 . MALAYSIA: Stock selection underperformed in Malaysia as only limited trading occurred among locals after the imposition of capital controls. The negative benchmark-relative return was partly due to currency exchange rate effects as no official quoted rate for the ringgit is available and the portfolio and the IFC index used different estimated rates. Value lost was 3.5%.
 . TAIWAN: The portfolio had no holdings in Taiwan, which detracted 1.6% of benchmark-relative return as this market outperformed the IFC Index.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------


CURRENT OUTLOOK

Based on current valuation levels, emerging market equities appear extremely attractive compared to other equity investment classes. Of course, cheap valuations only make the emerging markets attractive if there is the prospect of superior long-term economic growth to realize the value. We believe this will be the case, and that the fundamental nature of developing economies-- their growing populations and workforces, rising education levels, increasing worker productivity, adoption of technology from developed economies, and improving political and legal institutions--will prevail. We also expect that these markets are likely to experience a decrease in the equity risk premium from its current high level, leading to an eventual recovery in asset prices.

In short, we believe the recent turmoil and sharp decline in the emerging markets is an unusual, but not unprecedented, event. There was a similar decline during the period from June 1980 to July 1983, when the index fell by 54%. Contributing factors to the drop in that period included an increase in global interest rates, a sharp decline in oil prices and Mexico's default on its sovereign debt. These events had a negative effect on emerging markets equities comparable to those that precipitated the most recent decline. However, after the 1980-83 drop, the emerging markets index rose in each of the next seven years.

A final important point to remember is that active management can play a strong role in achieving successful emerging markets exposure. The wide range in emerging markets returns over the year, from Russia's (87)% decline to Portugal's +46% rise, underscores the opportunities for active management to add value and reduce risk. Emerging markets should not be viewed as a single homogeneous asset class. Wide differences in industry distribution, growth prospects, inflation rates, income levels and many other dimensions make it possible to identify and emphasize attractive markets within the overall asset category. We believe Acadian's disciplined valuation strategy can help ensure informed, consistent and objective investment decisions in the midst of market volatility, as well as carefully control portfolio risk.

If we can provide any further information, please contact me at (617) 946-
3500.

Sincerely,

/s/ Churchill G. Franklin

Churchill G. Franklin
Senior Vice President

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                           OCTOBER 31, 1998
-------------------------------------------------------------------------------

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. Total return of the portfolio reflects fees waived and expenses assumed by the adviser. Without such waiver of fees and expenses assumed, total return would be lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since the portfolio is actively managed, its holdings are subject to change.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Comparison
================================================================================
       COMPARISON OF THE CHANGE IN VALUE OF A $100,000 PURCHASE IN THE
                      ACADIAN EMERGING MARKETS PORTFOLIO
                         AND THE IFC INVESTABLE INDEX

          -----------------------------------
              AVERAGE ANNUAL TOTAL RETURN
          FOR PERIOD ENDED OCTOBER 31, 1998**
          -----------------------------------
            1 YEAR    5 YEARS  SINCE 6/17/93*
          -----------------------------------
           (36.00)%   (8.19)%      (5.45)%
          -----------------------------------

                           [LINE GRAPH APPEARS HERE]


  DATE      ACADIAN EMERGING MARKETS PORTFOLIO+          IFC INVESTABLE INDEX+
  ----      -----------------------------------          ---------------------
6/17/93*++           100,000                                    100,000
10/31/93             113,400                                    125,490
10/31/94             140,880                                    159,060
10/31/95             112,759                                    120,917
10/31/96             122,592                                    133,492
10/31/97             115,592                                    119,876
10/31/98              73,979                                     84,824


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

 * Commencement of Operations
** Total return of the Portfolio reflects fees waived and expenses assumed by
   Affiliates. Without such waiver of fees, total return would be lower.
 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities (net of withholding taxes) in the index.
++ For comparative purposes, the value of the IFC Investable Index on 6/30/93 is used as the beginning value on 6/17/93.

                      DEFINITION OF THE COMPARATIVE INDEX
The IFC Investable Index is an unmanaged emerging markets index maintained by the International Finance Corporation. The index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities, by focusing on companies and markets that are legally and practically accessible to foreign investors.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 88.5%

                                                             SHARES    VALUE+
                                                           ---------- ---------
 ARGENTINA - 3.9%
  Banco de Galicia y Buenos Aires S.A., Class B...........    131,131 $ 570,614
  *Bansud S.A., Class B...................................      4,201    14,078
  *Capex S.A., Class A....................................      8,500    50,167
  Central Puerto S.A., Class B............................     78,000   191,165
  *Citicorp Equity Investments S.A., Class B..............     30,567    96,625
  Juan Minetti S.A........................................     33,292    94,914
  Molinos Rio de la Plata S.A., Class B...................     56,583   131,883
  Siderar S.A., Class A...................................      9,316    21,155
  Siderca S.A., Class A...................................    347,600   486,806
  Telecom Argentina S.A., Class B.........................     75,400   486,495
  Telefonica de Argentina, Class B........................    209,100   699,677
  YPF S.A., Class D.......................................     22,100   643,329
                                                                      ---------
                                                                      3,486,908
                                                                      ---------
 BRAZIL -  1.8%
  Albarus S.A.............................................    203,000    76,585
  Brahma..................................................        172        65
  Brasilit S.A............................................    229,250   230,634
  *Centrais Geradoras do Sul do Brasil S.A................      1,020         1
  *Ceval Alimentos S.A.................................... 22,091,911    37,968
  Cia Antarctica Paulista-Industria.......................      1,000    26,828
  Cia Siderurgica Nacional................................  8,300,000   125,252
  Cia Vidraria Santa Marina...............................     37,000    57,076
  *Embratel Participacoes S.A.............................  1,511,794    11,660
  Ericsson Telecomunicacoes S.A........................... 40,800,000   615,694
  Gerdau Metalurgica S.A..................................    497,729     6,238
  Mineracao da Trindade-Samitri...........................  5,209,050    52,885
  *Santista Alimentos S.A.................................     63,009    40,147
  Serrana S.A.............................................    100,000    35,211
  Sociedade de Participacoes Cimente......................    131,000   262,483
  *Tele Celular Sul Participacoes S.A.....................  1,511,794       963
  *Tele Centro Oeste Celular Participacoes S.A............  1,511,794       951
  *Tele Centro Sul Participacoes S.A......................  1,511,794     6,971
  *Tele Leste Celular Participacoes S.A...................  1,511,794       469
  *Tele Nordeste Celular Participacoes S.A................  1,511,794       570
  *Tele Norte Celular Participacoes S.A...................  1,511,794       304
  *Tele Norte Leste Participacoes S.A.....................  1,511,794     8,492
  *Tele Sudeste Celular Participacoes S.A.................  1,511,794     2,915

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                           SHARES     VALUE+
                                                          --------- ----------
 BRAZIL - CONTINUED
  *Telemig Celular Participacoes S.A..................... 1,511,794 $      925
  *Telesp Celular S.A.................................... 1,511,794      4,930
  *Telesp Participacoes S.A.............................. 1,511,794     27,123
                                                                    ----------
                                                                     1,633,340
                                                                    ----------
 CHILE - 6.6%
  A.F.P. Provida S.A. ADR................................    14,900    211,394
  Banco Santander Chile ADR..............................    20,500    189,625
  Banco Santiago S.A. ADR................................     5,500     74,937
  Cia Cervecerias Unidas S.A. ADR........................    22,600    406,800
  Cia de Telecomunicaciones de Chile S.A. ADR............    56,300  1,235,081
  Distribucion y Servicio D&S S.A. ADR...................    17,700    230,100
  EmboteLiadora Andina S.A. ADR..........................     6,900     91,856
  Empressa Nacional de Electricidad S.A. ADR.............    80,800    802,950
  Enersis S.A. ADR.......................................    42,500    887,188
  Gener S.A. ADR.........................................    31,600    509,550
  Laboratorio Chile ADR..................................    10,700    155,150
  Madeco S.A. ADR........................................    17,100    132,525
  Maderas y Sinteticos S.A. ADR..........................    30,300    166,650
  Santa Isabel S.A. ADR..................................     6,700     38,944
  Sociedad Quimica y Minera Chile S.A. ADR...............    14,100    468,825
  Vina Concho y Tora S.A. ADR............................     9,100    233,756
                                                                    ----------
                                                                     5,835,331
                                                                    ----------
 CHINA - 1.6%
  Guangdong Electric Power Development Co., Ltd., Class
   B.....................................................   315,120     98,062
  Jilin Chemical Industrial Co., Ltd., Class H........... 1,500,000     84,253
  *Maanshan Iron & Steel Co., Class H.................... 2,540,000    101,672
  Qingling Motors Co., Class H........................... 1,368,000    252,597
  *Shanghai Dazhong Taxi Co., Class B....................   346,910    163,048
  Shanghai Jinqiao Export Processing Zone Development
   Co., Ltd., Class B....................................   365,300     81,827
  Shanghai Petrochemical Co., Ltd., Class H.............. 2,324,000    234,066
  *Shanghai Shangling Electric Appliances Co., Ltd.,
   Class B...............................................   284,000     41,464
  Shanghai Tyre & Rubber Co., Ltd., Class B..............   550,000     69,300
  *Shanghai Waigaoqiao Free Trade Zone Development Co.,
   Ltd., Class B.........................................   353,360     84,807
  Shanghai Yaohua Pilkington Glass Co., Ltd., Class B....   313,000     36,934
  *Shenzhen China Bicycle Co., Ltd., Class B.............   624,000     50,761
  *Tsingtao Brewing Co., Ltd., Class H...................   992,000    112,720
                                                                    ----------
                                                                     1,411,511
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
 CZECH REPUBLIC - 0.5%
  *CEZ A.S..................................................   4,100 $   93,231
  *Ceska Sporitelna A.S.....................................   4,700     12,944
  *SPT Telecom A.S..........................................  20,000    302,200
  Unipetrol A.S.............................................  37,400     73,913
                                                                     ----------
                                                                        482,288
                                                                     ----------
 EGYPT - 3.0%
  Al-Ahram Beverages Co. S.A.E..............................   1,350     88,686
  *Alexandria National Iron & Steel Co......................   7,000    295,431
  Commercial International Bank.............................  59,280    475,971
  Eastern Co. for Tobacco & Cigarettes......................   6,800    155,655
  Egypt American Bank.......................................   4,500     83,168
  Egypt International Pharmaceutical Industries Co..........   1,700     85,834
  Helwan Portland Cement Co.................................  21,800    305,518
  Misr Elgedida Heliopolis Housing..........................   1,600    146,326
  *Misr International Bank..................................   7,300    140,949
  Madinet NASR for Housing & Development....................   2,400     74,453
  Middle & West Delta Flour Mills...........................  11,800     97,707
  National Societe Generale Bank............................   8,250    148,139
  Suez Cement Co............................................  30,859    477,526
  Upper Egypt Flour Mills...................................   5,110     41,835
                                                                     ----------
                                                                      2,617,198
                                                                     ----------
 GREECE - 3.5%
  Alpha Credit Bank.........................................   8,994    718,237
  Commercial Bank of Greece S.A.............................  16,440  1,391,934
  Hellenic Bottling Co. S.A.................................  29,100    707,640
  National Bank of Greece...................................     633     89,886
  Titan Cement Co...........................................   3,200    197,664
                                                                     ----------
                                                                      3,105,361
                                                                     ----------
 HONG KONG - 0.9%
  *China Telecom (Hong Kong), Ltd........................... 422,000    792,834
                                                                     ----------
 HUNGARY - 0.1%
  EGIS Rt...................................................   5,900    108,319
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
 ISRAEL - 2.8%
  Bank Hapoalim Ltd......................................... 401,900 $  729,220
  Bank Leumi Le-Israel...................................... 252,000    321,956
  Delek Israel Fuel Corp., Ltd..............................   4,500    113,929
  Elbit Medical Imaging Ltd.................................  27,700    263,636
  Elbit Systems Ltd.........................................  26,200    300,338
  Koor Industries Ltd.......................................   5,800    460,922
  Supersol Ltd..............................................   9,281     23,976
  Tadiran Ltd...............................................   8,300    243,213
                                                                     ----------
                                                                      2,457,190
                                                                     ----------
 KOREA - 6.9%
  Cheil Foods & Chemicals...................................   8,344    182,960
  Daewoo Corp...............................................  27,100     53,871
  Daewoo Heavy Industries...................................  44,000    165,584
  Dongkuk Steel Mill Co.....................................  19,000     54,708
  Hana Bank.................................................  18,794     82,705
  *Hyundai Engineering & Construction Co....................       1          4
  Hyundai Motor Co..........................................   4,107     49,857
  Inchon Iron & Steel Co....................................  40,000    163,885
  Keum Kang Development Industries Co.......................  17,932    203,402
  *Korea Electric Power Corp. ADR........................... 144,000  2,567,527
  Korea Iron & Steel Wire Ltd...............................   1,000     56,980
  LG Information & Communication Ltd........................   7,000    160,926
  LG Chemical Ltd...........................................  11,000     85,546
  Pacific Corp..............................................  17,000    187,026
  Samsung Corp..............................................  16,000     41,882
  Samsung Electric Devices..................................     847     31,811
  Samsung Electro-Mechanics Co..............................  14,361    179,785
  *Samsung Electronics......................................  20,351    833,804
  *Shinsegae Department Store Co............................   4,000     40,971
  *SK Corp..................................................  53,405    372,781
  Ssangyong Oil Refining Co., Ltd...........................  51,780    585,373
                                                                     ----------
                                                                      6,101,388
                                                                     ----------
 (B) MALAYSIA - 6.8%
  AMMB Holdings Bhd......................................... 180,000    102,180
  Austral Enterprises Bhd................................... 181,000    150,869
  Bandar Raya Developments Bhd.............................. 563,000     97,092
  Berjaya Capital Bhd....................................... 211,000     53,066
  Berjaya Group Bhd......................................... 394,000     51,904
  Boustead Holdings Bhd..................................... 132,000     75,564

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

                                                              SHARES    VALUE+
                                                              ------- ----------
 (B) MALAYSIA - CONTINUED
  Carlsberg Brewery Malaysia Bhd.............................  79,000 $  151,377
  Cement Industries of Malaysia Bhd..........................  60,000     27,449
  Commerce Asset Holding Bhd................................. 120,000     51,737
  Datuk Keramat Holdings Bhd................................. 171,000     29,490
  Edaran Otomobil Nasional Bhd...............................  55,000     63,233
  Genting Bhd................................................ 248,000    412,838
  Golden Hope Plantations Bhd................................ 738,000    411,866
  Guinness Anchor Bhd........................................ 238,000    159,047
  Guthrie Ropel Bhd..........................................  79,000     53,928
  Hicom Holdings Bhd.........................................  88,000     26,558
  Highlands & Lowlands Bhd................................... 160,000     77,030
  Hong Leong Credit Bhd......................................  46,000     25,341
  Hong Leong Properties Bhd.................................. 172,000     22,247
  IJM Corp. Bhd.............................................. 650,000    233,533
  IOI Corp. Bhd.............................................. 596,000    214,132
  IOI Properties Bhd.........................................  67,000     32,096
  *Jaya Tiasa Holdings Bhd...................................  59,000     40,841
  Kuala Lumpur Kepong Bhd.................................... 427,000    456,148
  Kulim (Malaysia) Bhd....................................... 176,000     56,067
  *LARUT Consolidated Bhd....................................  96,000     18,970
  *Leader Universal Holdings Bhd............................. 262,000     47,066
  *MBF Capital Bhd........................................... 143,000     25,003
  Malakoff Bhd............................................... 386,000    550,108
  Malaysian Airline System Bhd............................... 285,000    121,509
  *Malaysian Industrial Development Finance Bhd.............. 142,000     37,073
  Malaysian International Shipping Bhd. (Foreign)............ 149,000    148,465
  Malaysian Oxygen Bhd.......................................  17,000     21,988
  *Multi-Purpose Holdings Bhd................................ 740,000    123,186
  Negara Properties (Malaysia) Bhd...........................  36,000     28,455
  PPB Oil Palms Bhd.......................................... 129,000     61,796
  Pelangi Bhd................................................ 197,000     57,095
  Perlis Plantations Bhd.....................................  61,750     55,316
  Pernas International Holdings Bhd.......................... 240,000     47,138
  Perusahaan Otomobil Nasional Bhd...........................  66,000     56,278
  Petronas Dagangan Bhd...................................... 101,000     55,399
  Petronas Gas Bhd........................................... 147,000    241,186
  RHB Capital Bhd............................................ 326,000    135,085
  Rashid Hussain Bhd......................................... 169,000     84,196
  Rothmans of Pall Mall Bhd..................................  39,000    169,078
  Shangri-La Hotels Malaysia Bhd.............................  89,000     20,998
  Sime Darby Bhd............................................. 558,000    368,881

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                           SHARES     VALUE+
                                                          --------- ----------
 (B) MALAYSIA - CONTINUED
  Southern Bank Bhd. (Foreign)...........................    75,375 $   26,720
  Tan Chong Motor Holdings Bhd...........................   302,000     58,953
  Telekom Malaysia Bhd...................................   122,000    197,245
  *Tongkah Holdings Bhd..................................   129,000     30,744
  UMW Holdings Bhd.......................................   292,000    137,782
  *Westmont Industries Bhd...............................   481,000        --
                                                                    ----------
                                                                     6,001,346
                                                                    ----------
 MEXICO - 9.0%
  *Altos Hornos de Mexico S.A............................   178,000    185,068
  Apasco S.A. de C.V., Class A...........................    51,000    185,335
  Banacci, Class B.......................................   455,000    473,067
  Cemex S.A. CPO.........................................   192,645    457,816
  Cemex S.A., Class B....................................    54,837    152,038
  Cifra S.A. de C.V., Class V............................    25,619     34,754
  Controladora Comercial Mexicana S.A. de C.V............   556,000    351,251
  *Empresas ICA Sociedad Controladora....................   208,800    179,875
  Grupo Carso S.A. de C.V., Series A1....................    91,000    314,927
  Grupo Casa Autrey S.A. de C.V..........................   110,000     74,502
  *Grupo Celanese S.A., Class B1.........................    99,000    194,098
  *Grupo Financiero Inbursa S.A. de C.V., Class B........    87,791    154,041
  Grupo Herdez S.A., Series B............................   301,000     62,888
  Grupo Industrial Bimbo S.A. de C.V., Class A...........    88,000    148,134
  Grupo Industrial Maseca, Class B.......................   239,000    194,059
  Grupo Mexico S.A., Class B.............................    48,000    122,151
  Hylsamex S.A...........................................    93,000    129,292
  *Industrias Penoles S.A................................    78,000    238,657
  Kimberly-Clark de Mexico S.A. de C.V., Class A.........   200,000    580,255
  Telefonos de Mexico S.A. de C.V., Class L.............. 1,072,300  2,803,121
  *Transportacion Maritima Mexicana S.A. de C.V., Class
   L.....................................................     7,000     30,152
  Vitro S.A., Series A...................................   628,000    907,892
                                                                    ----------
                                                                     7,973,373
                                                                    ----------
 PAKISTAN - 3.1%
  Engro Chemicals Pakistan Ltd...........................    15,500     15,668
  Fauji Fertilizer Co. Ltd...............................    50,000     33,793
  Hub Power Co........................................... 3,146,500    685,100
  ICI Pakistan........................................... 2,316,000    444,946
  Pakistan State Oil Co. Ltd.............................    19,500     21,095
  Pakistan Telecom Corp., Class A........................ 3,830,000  1,467,852
  Shell Pakistan Ltd.....................................    25,500     82,906
                                                                    ----------
                                                                     2,751,360
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
 PHILIPPINES - 3.5%
  *C & P Homes, Inc....................................... 3,899,600 $  116,406
  Equitable Banking Corp..................................   669,600    841,164
  Far East Bank & Trust Co................................    50,300     50,050
  *JG Summit Holding, Inc.................................   971,664     37,706
  Manila Electric Co......................................   166,944    494,187
  Metropolitan Bank & Trust Co............................   116,784    607,161
  Philippine Commercial International Bank................    72,800    166,607
  Philippine Long Distance Telephone Co...................    29,500    708,147
  SM Prime Holdings, Inc..................................   149,800     25,339
  San Miguel Corp., Class B...............................    10,900     16,133
                                                                     ----------
                                                                      3,062,900
                                                                     ----------
 POLAND - 1.2%
  Bank Slaski S.A.........................................     3,200    159,907
  Bank Handlowy w Warszawie...............................    46,500    513,364
  Debica S.A..............................................     2,284     37,492
  *Exbud S.A..............................................    17,400    161,767
  *Okocimskie Zaklady Piwowarskie S.A.....................    17,300    112,083
  Zaklady Piwowarskie w Zywcu S.A.........................       900    122,632
                                                                     ----------
                                                                      1,107,245
                                                                     ----------
 PORTUGAL - 4.6%
  Banco Espirito Santo e Comercial de Lisboa..............    22,608    668,033
  *Banco Pinto & Sotto Mayor S.A..........................    67,404  1,291,821
  Banco Portugues de Investimento (Registered)............    12,352    378,798
  Companhia de Seguros Mundial Confianca, S.A.............     5,300    143,505
  Corticeira Amorim S.A...................................    16,000    222,921
  Empresa Fabril de Maquinas Electricicas, S.A............    31,200    313,120
  Mota e Companhia S.A....................................    10,300    145,506
  Portugal Telecom S.A. (Registered)......................     6,342    300,507
  Somague-Sociedade Gestora de Participacoes S.A..........    13,700     91,607
  *Sonae Imobiliaria S.A..................................       120      1,999
  Sonae Industria e Investimento..........................    12,000    508,564
                                                                     ----------
                                                                      4,066,381
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
 RUSSIA - 2.0%
  AO Tatneft ADR............................................  61,700 $  119,544
  Irkutskenergo ADR.........................................  10,700     19,286
  Lukoil Holding ADR........................................  45,110    701,054
  Rostelecom ADR............................................  50,100    191,006
  Surgutneftegaz ADR........................................ 157,300    319,303
  *Unified Energy Systems GDR............................... 148,470    456,976
                                                                     ----------
                                                                      1,807,169
                                                                     ----------
 SOUTH AFRICA - 15.4%
  ABSA Group Ltd............................................ 290,100  1,582,128
  Allied Electronics Corp., Ltd.............................  40,600     42,106
  Anglo-American Industrial Corp., Ltd......................  70,600  1,134,902
  Anglogold Ltd.............................................   4,230    215,565
  Anglovaal Industries Ltd..................................  89,267     83,002
  Barlow Ltd................................................  44,400    210,389
  C.G. Smith Foods Ltd......................................  20,400    196,978
  CAN Galla.................................................     255        333
  De Beers..................................................  68,500    955,387
  Delta Electrical Industries Ltd...........................  81,900    366,115
  Driefontein Consolidated Ltd..............................  27,400    170,255
  Edgars Stores Ltd.........................................      98        442
  Ellerine Holdings Ltd.....................................  17,510     47,904
  Engen Ltd................................................. 155,600    639,928
  Fedsure Holdings Ltd......................................  17,500    173,670
  FirstRand Ltd............................................. 136,350    177,005
  Gold Fields Ltd...........................................       1          7
  *Harmony Gold Mining Co., Ltd.............................   8,500     42,937
  *Imperial Holdings Ltd....................................  83,039    645,900
  Investec Group Ltd........................................   8,200    304,980
  Johannesburg Consolidated.................................  34,000    214,609
  Kersaf Investments Ltd....................................  24,385     74,997
  Liberty Holdings Ltd......................................   4,500    193,116
  Liberty Life Association of Africa Ltd....................  42,800    734,698
  LibLife Strategic Investments Ltd......................... 121,850    291,961
  Metro Cash & Carry Ltd....................................  62,027     42,146
  Murray & Roberts Holdings Ltd.............................  75,500     67,501
  Nampak Ltd................................................ 122,700    229,274
  Nedcor Ltd................................................  72,812  1,458,193
  Plate Glass & Shatterprufe Industries Ltd.................  35,700    223,424
  Polfin Ltd................................................ 103,600    115,780
  Premier Group (The) Ltd................................... 101,090     24,403

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                           SHARES     VALUE+
                                                          --------- ----------
 SOUTH AFRICA - CONTINUED
  Rembrandt Controlling Invetments Ltd...................    45,000 $  183,058
  Rembrandt Group Ltd....................................    61,300    408,849
  Safmarine & Rennies Holdings Ltd.......................    39,900     31,178
  *Sappi Ltd.............................................    36,100    180,742
  Sasol Ltd..............................................   132,500    650,358
  Siltek Ltd.............................................    92,800    118,645
  South African Breweries Ltd............................    13,684    266,217
  South African Iron & Steel Industrial Corp., Ltd.......   218,600     55,505
  Standard Bank Investment Corp., Ltd....................   237,100    716,494
  Sun International (South Africa) Ltd...................   294,621     59,530
  Tongaat-Hulett Group Ltd...............................    26,981    158,002
  Toyota South Africa Ltd................................    16,700     44,419
  Wooltru Ltd., Class N..................................    58,800     80,433
  Woolworths Holdings Ltd................................    51,924     34,353
                                                                    ----------
                                                                    13,647,818
                                                                    ----------
 SRI LANKA - 0.4%
  *Blue Diamond Jewelry World............................   103,890      2,518
  Development Finance Corp. of Ceylon....................    56,466     80,846
  Hayleys Ltd............................................    42,000     75,168
  John Keells Holdings Ltd...............................    44,406    125,833
  Sampath Bank Ltd.......................................   105,000     59,508
                                                                    ----------
                                                                       343,873
                                                                    ----------
 THAILAND - 4.5%
  *Advance Agro Public Co., Ltd. (Foreign)...............    88,330     69,177
  BEC World Public Co., Ltd. (Foreign)...................    40,400    246,516
  *Bangkok Expressway Public Co., Ltd. (Foreign)......... 1,061,000    838,164
  *Ch. Harnchang Public Co., Ltd. (Foreign)..............    48,900     51,284
  Compass East Industry Public Co., Ltd. (Foreign).......    29,800    159,918
  *Electricity Generating Public Co., Ltd. (Foreign).....    30,500     80,591
  *First Bangkok City Bank Ltd. (Foreign)................   272,600     21,535
  *Nava Finance and Securities Public Co., Ltd.
   (Foreign).............................................   167,300      8,659
  *PTT Exploration & Production (Foreign)................    90,600    873,669
  *Siam City Cement Co., Ltd. (Foreign)..................    11,700    146,609
  Siam Makro Public Co., Ltd. (Foreign)..................    73,100    143,372
  *Siam Pulp & Paper Public Co., Ltd. (Foreign)..........   271,200    199,466
  *TelecomAsia Corp. Public Co., Ltd. (Foreign)..........   467,200    194,083
  Thai Airways International Ltd. (Foreign)..............   660,700    863,895
  *Thai Plastic & Chemical Public Co., Ltd. (Foreign)....    68,200     84,995
                                                                    ----------
                                                                     3,981,933
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED

                                                           SHARES      VALUE+
                                                         ----------- ----------
 TURKEY - 3.7%
  Akbank TAS............................................  19,827,500 $  292,766
  Cimentas AS...........................................   1,202,670     47,007
  *Eregli Demir Ve Celik Fabrikalari TAS................   3,152,000    177,952
  Finans Bank AS........................................   7,733,130     40,972
  Haci Omer Sabanci Holding AS..........................  16,740,000    252,993
  *Ihlas Holding AS.....................................   2,912,450    189,725
  Netas Northern Electric Telekomunikasyon AS...........   2,713,200     60,329
  *Netas Telekomunik....................................     646,000     14,364
  Tat Konserve Sanayii AS...............................   1,655,496     42,562
  *Tofas Turk Otomobil Fabrikasi AS.....................  33,455,500    523,051
  *Turk Hava Yollari A.O................................   2,157,207    108,674
  Turk Sise Ve Cam Fabrikalari AS.......................           3        --
  Turkie Is Bankasi.....................................   3,873,000    106,302
  *Turkiye Garanti Bankasi AS...........................  45,134,000    784,039
  Yasarbank AS..........................................           2        --
  *Vestel Elektronik Sanayi ve Ticaret AS...............   2,724,000    222,402
  Yapi ve Kredi Bankasi AS..............................  39,958,170    451,183
                                                                     ----------
                                                                      3,314,321
                                                                     ----------
 VENEZUELA - 2.7%
  Banco Provincial S.A..................................      83,000     81,974
  Corporacion Venezolana de Cementos, S.A.C.A...........     163,000    357,904
  Electricidad de Caracas...............................   6,543,666  1,860,930
  *Siderurgica Venezolana Sivensa.......................         254      1,334
  Siderurgica Venezolana Sivensa, Class A...............   1,060,500     80,425
  Siderurgica Venezolana Sivensa, Class B...............          46          2
                                                                     ----------
                                                                      2,382,569
                                                                     ----------
  TOTAL COMMON STOCKS (Cost $113,837,391)...............             78,471,956
                                                                     ----------
 PREFERRED STOCKS - 5.0%
 BRAZIL - 5.0%
  Bombril S.A........................................... 102,520,000    295,665
  Brahma................................................         909        427
  *Ceval Alimentos S.A..................................  20,000,000     50,302
  Cia Brasileira de Petroleo Ipiranga...................  30,600,000    198,818
  Distribuidora de Produtos de Petroleo Ipiranga S.A....  65,200,000    349,832
  Cia Energetica de Sao Paulo...........................  31,900,000    474,702
  CIA Vale do Rio Doce..................................      19,960        --
  Elektro-Eletricidade e Servicos S.A...................   1,000,000     14,881
  *Embratel Participacoes S.A...........................  19,680,060    277,184

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1998
--------------------------------------------------------------------------------

PREFERRED STOCKS - CONTINUED

                                                           SHARES     VALUE+
                                                         ---------- -----------
 BRAZIL - CONTINUED
  Gerdau S.A............................................ 29,216,866 $   263,069
  Gerdau Metalurgica S.A................................  8,821,960     140,524
  Itausa Investimentos Itau S.A.........................    800,000     422,535
  Manah S.A............................................. 11,000,000      85,303
  Petrobras Distribuidora S.A........................... 11,250,000     108,463
  Refinaria de Petroleo Ipiranga........................ 16,800,000      91,549
  Sider de Tubarao......................................  3,824,719      19,720
  *Tele Celular Sul Participacoes S.A................... 19,680,060      20,624
  *Tele Centro Oeste Celular Participacoes S.A.......... 19,680,060      14,849
  *Tele Centro Sul Participacoes S.A.................... 19,680,060     189,739
  *Tele Leste Celular Participacoes S.A................. 19,680,060       9,569
  *Tele Nordeste Celular Participacoes S.A.............. 19,680,060      12,539
  *Tele Norte Celular Participacoes S.A................. 19,680,060       5,610
  *Tele Norte Leste Participacoes S.A................... 19,680,060     247,486
  *Tele Sudeste Celular Participacoes S.A............... 19,680,060      77,546
  *Telemig Celular Participacoes S.A.................... 19,680,060      20,294
  Telepar S.A...........................................  1,810,000     303,488
  *Telesp S.A........................................... 19,680,060     503,221
  *Telesp Celular S.A................................... 19,680,060     146,842
  Usiminas..............................................     22,520      70,989
                                                                    -----------
                                                                      4,415,770
                                                                    -----------
 SOUTH AFRICA - 0.0%
  *Allied Electronics Corp., Ltd........................     26,282      23,498
                                                                    -----------
  TOTAL PREFERRED STOCKS (Cost $7,909,760)..............              4,439,268
                                                                    -----------
 SHORT TERM INVESTMENTS - 2.2%
                                                            FACE
                                                           AMOUNT
                                                         ----------
 REPURCHASE AGREEMENT - 2.2%
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $1,916,782,
   collateralized by $1,843,815 of various U.S. Treasury
   Notes, 5.375%-6.875%, due 5/31/99-2/15/04, valued at
   $1,916,026 (Cost $1,916,000)......................... $1,916,000   1,916,000
                                                                    -----------
  TOTAL INVESTMENTS - 95.7% (Cost $123,663,151)(a)......             84,827,224
                                                                    -----------
  OTHER ASSETS AND LIABILITIES (NET) - 4.3%.............              3,838,018
                                                                    -----------
  NET ASSETS - 100%.....................................            $88,665,242
                                                                    -----------

  See Note A to Financial Statements.
  *
  +
  Non-Income Producing Security
ADR
  American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                           OCTOBER 31, 1998
-------------------------------------------------------------------------------

(a)
  The cost for federal income tax purposes was $123,764,907. At October 31, 1998, net unrealized depreciation for all securities based on tax cost was $38,937,683. This consisted of aggregate gross unrealized appreciation for all securities of $6,259,273 and aggregate gross unrealized depreciation for all securities of $45,196,956.
(b)
  Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits or re-invested in Malaysian securities until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. Malaysian securities have been fair valued as described in Note A to the financial statements.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           OCTOBER 31, 1998
--------------------------------------------------------------------------------


At October 31, 1998 sector diversification of the Portfolio was as follows:
(Unaudited)

                                                            % OF
                                                             NET      MARKET
INDUSTRY                                                    ASSETS     VALUE
---------                                                   ------  -----------
Automotive.................................................   1.3%  $ 1,162,466
Banks......................................................  16.0    14,208,311
Basic Industries...........................................   0.8       692,589
Beverages, Food & Tobacco..................................   3.7     3,263,241
Building Materials.........................................   1.5     1,355,120
Capital Equipment..........................................   1.8     1,590,705
Chemicals..................................................   1.6     1,436,303
Construction...............................................   2.3     2,061,207
Consumer Cyclical..........................................   0.2       143,372
Electronics................................................   5.2     4,561,488
Energy.....................................................   6.2     5,479,609
Entertainment & Leisure....................................   0.6       547,366
Financial Services.........................................   5.0     4,440,426
Health Care................................................   0.5       418,786
Holding Company............................................   5.1     4,495,241
Home Furnishings & Appliances..............................   0.3       264,953
Industrial.................................................   4.8     4,271,608
Insurance..................................................   1.0       908,368
Iron and Steel.............................................   1.1       983,617
Lodging & Restaurants......................................   0.0        20,998
Manufacturing..............................................   4.4     3,934,215
Metals.....................................................   0.8       676,761
Mining.....................................................   0.5       428,764
Multi-Industry.............................................   1.6     1,443,507
Oil & Gas..................................................   3.3     2,875,630
Paper & Packaging..........................................   1.4     1,258,915
Pharmaceuticals............................................   0.3       268,656
Real Estate................................................   0.5       428,958
Repurchase Agreement.......................................   2.2     1,916,000
Retail.....................................................   1.2     1,095,571
Telecommunications.........................................  14.2    12,619,021
Transportation.............................................   2.6     2,275,240
Utilities..................................................   3.7     3,300,212
                                                            -----   -----------
 Total Investments.........................................  95.7%  $84,827,224
Other Assets and Liabilities (Net).........................   4.3     3,838,018
                                                            -----   -----------
 Net Assets................................................ 100.0%  $88,665,242
                                                            =====   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS
 Investments, at Cost........................................... $123,663,151
                                                                 ============
 Investments, at Value..........................................   84,827,224
 Foreign Currency, at Value (Cost $63,173)--Note A..............       60,664
 Receivable for Investments Sold................................    3,838,259
 Dividends Receivable...........................................      264,405
 Receivable for Portfolio Shares Sold...........................    1,104,650
 Interest Receivable............................................          522
 Other Assets...................................................        1,866
                                                                 ------------
  Total Assets..................................................   90,097,590
                                                                 ------------
 LIABILITIES
 Payable for Shares Redeemed....................................    1,214,726
 Payable for Investment Advisory Fees--Note B...................       72,333
 Payable for Administrative Fees--Note C........................       15,695
 Payable for Custodian Fees--Note D.............................       61,300
 Payable to Custodian Bank--Note D..............................       29,257
 Payable for Directors' Fees--Note G............................          769
 Other Liabilities..............................................       38,268
                                                                 ------------
  Total Liabilities.............................................    1,432,348
                                                                 ------------
 NET ASSETS..................................................... $ 88,665,242
                                                                 ============
 NET ASSETS CONSIST OF:
 Paid in Capital................................................ $138,956,662
 Undistributed Net Investment Income............................      963,752
 Accumulated Net Realized Loss..................................  (12,421,015)
 Unrealized Depreciation........................................  (38,834,157)
                                                                 ------------
 NET ASSETS..................................................... $ 88,665,242
                                                                 ============
 INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  25,000,000)...................................................   13,142,756
 NET ASSET VALUE, Offering and Redemption Price Per Share.......        $6.75
                                                                        =====

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                           YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 INVESTMENT INCOME
 Dividends........................................................ $  2,645,644
 Interest.........................................................      165,297
 Less Foreign Taxes Withheld......................................     (211,867)
                                                                   ------------
  Total Income....................................................    2,599,074
                                                                   ------------
 EXPENSES
 Investment Advisory Fees--Note B.................................      812,228
 Custodian Fees--Note D...........................................      247,341
 Administrative Fees--Note C......................................      133,967
 Registration and Filing Fees.....................................       22,908
 Printing Fees....................................................       21,836
 Foreign Tax Expense..............................................       16,305
 Audit Fees.......................................................       16,082
 Shareholder Servicing Fees.......................................       12,969
 Legal Fees.......................................................        5,000
 Directors' Fees--Note G..........................................        3,351
 Amortization of Organizational Costs--Note A.....................          543
 Account Services Fees--Note F....................................          154
 Other Expenses...................................................       13,431
                                                                   ------------
  Net Expenses Before Expense Offset..............................    1,306,115
 Expense Offset--Note A...........................................       (3,302)
                                                                   ------------
  Net Expenses After Expense Offset...............................    1,302,813
                                                                   ------------
 NET INVESTMENT INCOME............................................    1,296,261
                                                                   ------------
 NET REALIZED LOSS ON:
  Investments.....................................................  (12,394,885)
  Foreign Exchange Transactions...................................     (183,913)
                                                                   ------------
 TOTAL NET REALIZED LOSS..........................................  (12,578,798)
                                                                   ------------
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments.....................................................  (28,308,429)
  Foreign Exchange Translations...................................      100,738
                                                                   ------------
 TOTAL NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION.........  (28,207,691)
                                                                   ------------
 NET LOSS.........................................................  (40,786,489)
                                                                   ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $(39,490,228)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    YEAR ENDED
                                                     OCTOBER 31,   OCTOBER 31,
                                                         1998          1997
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income............................  $  1,296,261  $  1,124,146
  Net Realized Gain (Loss).........................   (12,578,798)    3,387,502
  Net Change in Unrealized
   Appreciation/Depreciation.......................   (28,207,691)  (11,383,785)
                                                     ------------  ------------
  Net Decrease in Net Assets Resulting from
   Operations......................................   (39,490,228)   (6,872,137)
                                                     ------------  ------------
 DISTRIBUTIONS:
  Net Investment Income............................      (991,001)     (690,005)
  Net Realized Gain................................    (3,581,762)     (195,793)
                                                     ------------  ------------
  TOTAL DISTRIBUTIONS..............................    (4,572,763)     (885,798)
                                                     ------------  ------------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued...........................................    71,706,554    23,222,058
  In Lieu of Cash Distributions....................     4,432,628       855,408
  Redemption Fees--Note J..........................        74,631        14,952
  Redeemed.........................................   (23,705,162)   (5,764,196)
                                                     ------------  ------------
  Net Increase from Capital Share Transactions.....    52,508,651    18,328,222
                                                     ------------  ------------
  Total Increase...................................     8,445,660    10,570,287
 NET ASSETS:
  Beginning of Period..............................    80,219,582    69,649,295
                                                     ------------  ------------
  End of Period (including undistributed net
   investment income of $963,752 and $816,556,
   respectively)...................................  $ 88,665,242  $ 80,219,582
                                                     ============  ============
 (1) Shares Issued and Redeemed:
  Shares Issued....................................     8,446,393     1,726,498
  In Lieu of Cash Distributions....................       477,114        73,049
  Shares Redeemed..................................    (2,891,874)     (432,801)
                                                     ------------  ------------
                                                        6,031,633     1,366,746
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------


 FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      YEARS ENDED OCTOBER 31,
                               ----------------------------------------------
                                1998       1997      1996     1995      1994
                               -------    -------   -------  -------   ------
 NET ASSET VALUE, BEGINNING
  OF PERIOD..................  $ 11.28    $ 12.12   $ 11.23  $ 14.00   $11.34
                               -------    -------   -------  -------   ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net Investment Income
  (Loss).....................     0.11       0.16      0.13     0.05    (0.03)
 Net Realized and Unrealized
  Gain (Loss)................    (3.99)++   (0.85)     0.84    (2.82)    2.74
                               -------    -------   -------  -------   ------
 Total from Investment
  Operations.................    (3.88)     (0.69)     0.97    (2.77)    2.71
                               -------    -------   -------  -------   ------
 DISTRIBUTIONS:
 Net Investment Income.......    (0.14)     (0.12)    (0.02)     --       --
 Net Realized Gain...........    (0.51)     (0.03)    (0.06)     --     (0.05)
                               -------    -------   -------  -------   ------
 Total Distributions.........    (0.65)     (0.15)    (0.08)     --     (0.05)
                               -------    -------   -------  -------   ------
 NET ASSET VALUE, END OF
  PERIOD.....................  $  6.75    $ 11.28   $ 12.12  $ 11.23   $14.00
                               =======    =======   =======  =======   ======
 TOTAL RETURN................   (36.00)%    (5.71)%    8.72%  (19.79)%  23.97 %+
                               =======    =======   =======  =======   ======
 RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Thousands)................  $88,665    $80,220   $69,649  $33,944   $5,558
 Ratio of Expenses to Average
  Net Assets.................     1.61 %@    1.50 %    1.79%    1.78 %   2.07 %
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets.................     1.60 %     1.31 %    1.29%    0.86 %  (0.25)%
 Portfolio Turnover Rate.....       32 %       28 %      11%      21 %      9 %
 Ratio of Voluntarily Waived
  Fees and Expenses Assumed
  by Affiliates to Average
  Net Assets.................      N/A        N/A       N/A     0.40 %   1.00 %
 Ratio of Expenses to Average
  Net Assets Including
  Expense Offsets............     1.61 %     1.50 %    1.79%    1.77 %    N/A

 + Total return would have been lower had certain fees not been waived by Af-
   filiates during the periods indicated.
++ The amount shown for the year ended October 31, 1998 for a share outstand-ing throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Portfo-lio shares in relation to fluctuating market value of the investments of the Portfolio.
@ The annualized ratio of net operating expenses to average net assets, ex-cluding foreign tax expense, is 1.59%.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Acadian Emerging Markets Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.
    Under fair value procedures adopted by the Board of Directors, Malaysian securities, which amount to 6.8% of the Portfolio on October 31, 1998, are valued at their exchange trading price, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding Malaysian ringgits.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue
  Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
    The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

  income, net realized gains and net unrealized gains as income and/or capital gains are earned.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
    4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.
    Effective September 30, 1998, the Valuation Committee fair valued the Malaysian Ringgit currency at an exchange rate of MYR 4.175 to U.S. $1.
    5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

  in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.
    6. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments relating to distributions from return of capital dividends.
    Permanent book and tax basis differences resulted in reclassifications of $158,064 to decrease undistributed net investment income, and $158,607 to increase accumulated net realized loss, with a decrease to paid in capital of $543.
    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    7. ORGANIZATION COSTS: Costs incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period. Any costs incurred in the organization of new funds are expensed as incurred.
    8. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

  recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------


  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $133,967 from the Portfolio as Administrator of which $82,333 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended October 31, 1998, the Portfolio incurred $143 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement. As a part of the custodian agreement, the custodian has a lien on the securities of the Portfolio to cover any advances made by the custodian to the Portfolio. At October 31, 1998, the payable to the custodian bank represents the amount due for cash advanced for the settlement of foreign currency purchased.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. ACCOUNT SERVICES: The UAM Funds have entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant record keeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The Service Provider has voluntarily agreed to waive its fees in order to keep the

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets for the month.

  G. DIRECTORS' FEES: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $69,575,683 and sales of $25,057,423 of investment securities other than short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  J. OTHER: At October 31, 1998, 78.5% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

  At October 31, 1998, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $12,141,008 which will expire on October 31, 2006.

  The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days in the Portfolio. For the year ended October 31, 1998, such redemption fees totaled approximately $74,631.

  At October 31, 1998, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

  K. SUBSEQUENT EVENTS: UAM Retirement Plan Services, Inc. will no longer provide services pursuant to the Account Services Agreement, effective at the close of business December 31, 1998.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfo-lio (the "Portfolio"), a Portfolio of the UAM Funds, Inc., at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibil-ity of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reason-able assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence support-ing the amounts and disclosures in the financial statements, assessing the ac-counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by cor-respondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston Massachusetts
December 11, 1998

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED):

Foreign taxes during the fiscal year ended October 31, 1998 amounting to $228,172 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1998 which share-holders of this Portfolio will receive in late January, 1999.

Acadian Emerging Markets Portfolio hereby designates $2,871,593 as a long-term capital gain dividend at the 28% tax bracket and $716,352 at the 20% tax bracket for the purpose of the dividend paid deduction on the Portfolio's in-come tax return. In addition, for the year ended October 31, 1998, gross in-come derived from sources within foreign countries amounted to $2,641,982 for the Portfolio.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Director                                Assistant Secretary

--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Acadian Asset Management, Inc.
Two International Place
Boston, MA 02110

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.